Income taxes (Tables)	3 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rates

The Company’s effective income tax rates were 0% for the three months ended December 31, 2020 and 2019. Income tax mainly consists of foreign income tax at statutory rates and the effects of permanent and temporary differences.

	December 31, 2020	December 31, 2019
U.S. statutory rate	34.0%	34.0%
Foreign income not registered in the U.S.	(34.0)%	(34.0)%
PRC statutory rate	25.0%	25.0%
Changes in valuation allowance and others	(25.0)%	(25.0)%
Effective tax rate	0%	0%

Schedule of Valuation Allowance

As of December 31, 2020 and September 30, 2020, the valuation allowance was approximately $9.0 million. For the three months ended December 31, 2020 and 2019, there were no increase in the valuation allowance.

	December 31, 2020	September 30, 2020
Deferred tax asset from net operating loss and carry-forwards	$9,032,129	$9,032,129
Valuation allowance	(9,032,129)	(9,032,129)
Deferred tax asset, net	$-	$-